Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2012
2045 Retirement Fund (Prospectus Summary): | 2045 Retirement Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	2045 Retirement Fund
Supplement Text	ck0000795259_SupplementTextBlock

Supplement, dated July 13, 2012

to Prospectus, dated May 1, 2012

SUPPLEMENT

MUTUAL OF AMERICA INVESTMENT CORPORATION

On page 62 of the Prospectus, the Average Annual Total Returns for the 2045 Retirement Fund and the comparative indices are hereby deleted and replaced with the following:

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Indices reflect no deduction of any charges against the assets
Annual Return, Caption	rr_AnnualReturnCaption	Average Annual Total Returns (for periods ended December 31, 2011)
2045 Retirement Fund | 2045 Retirement Fund Class
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	2045 Retirement Fund (commenced operations on November 5, 2007)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.45%)
For Life of Fund	rr_AverageAnnualReturnSinceInception	(0.67%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 05, 2007
2045 Retirement Fund | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
For Life of Fund	rr_AverageAnnualReturnSinceInception	(2.03%)
2045 Retirement Fund | Barclay’s Capital Aggregate Bond Index (Indices reflect no deduction of any charges against the assets)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclay’s Capital Aggregate Bond Index (Indices reflect no deduction of any charges against the assets)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
For Life of Fund	rr_AverageAnnualReturnSinceInception	6.50%